Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2011-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2-1-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				2/18/2014
2	Payment Date				2/20/2014
3	Collection Period			12/29/2013	2/1/2014	35
4	Monthly Interest Period - Actual/360			1/21/2014	2/19/2014	30
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	300,000,000.00	—	—	—	—
7	Class A-2 Notes	475,000,000.00	—	—	—	—
8	Class A-3 Notes	462,000,000.00	44,590,180.59	24,965,133.49	19,625,047.10	0.0424785
9	Class A-4 Notes	263,000,000.00	263,000,000.00	—	263,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$307,590,180.59	$24,965,133.49	$282,625,047.10

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$361,994,383.15	$24,965,133.49	$337,029,249.66

13	YSOC	114,459,307.83	21,785,145.99		20,185,574.03

14	Net Pool Balance	$1,668,863,510.39	$383,779,529.14	$24,965,133.49	$357,214,823.69

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2883%	—	—	—	—
16	Class A-2 Notes	0.6700%	—	—	—	—
17	Class A-3 Notes	1.2200%	45,333.35	0.0981241	25,010,466.84	54.1352096
18	Class A-4 Notes	1.9800%	433,950.00	1.6500000	433,950.00	1.6500000

	Total Securities		479,283.35		25,444,416.84

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					17,498,753.01
20	Scheduled Interest Payments Received					1,009,450.58
21	Prepayments of Principal Received					77,968.46
22	Liquidation Proceeds					8,428,484.75
23	Recoveries Received					221,880.38
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					27,236,537.18

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					198.09

28	Total Available Funds, prior to Servicer Advances					27,236,735.27

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					27,236,735.27

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					27,236,735.27

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					319,816.27
35	Class A Noteholder Interest (Item 50)					479,283.35
36	Principal Distribution Amount (Item 75)					24,965,133.49
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,472,502.16

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	319,816.27	—	319,816.27

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	45,333.35	—	45,333.35
45	Class A-4 Interest	433,950.00	—	433,950.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	479,283.35	—	479,283.35

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			361,994,383.15
52	Beginning Net Pool Balance		383,779,529.14
53	Receipts of Scheduled Principal		(17,498,753.01)
54	Receipts of Prepaid Principal		(77,968.46)
55	Liquidation Proceeds		(8,428,484.75)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(559,499.23)

59	Ending Net Pool Balance		357,214,823.69
60	Yield Supplement Overcollateralization Amount		20,185,574.03

61	Adjusted Pool Balance		337,029,249.66
62	Less: Adjusted Pool Balance - End of Collection Period			337,029,249.66

63	Calculated Principal Distribution Amount			24,965,133.49

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			27,236,735.27
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			319,816.27
67	Less: Interest Paid to Noteholders (Item 35)			479,283.35
68	Less: Calculated Principal Distribution (Item 63)			24,965,133.49

69	Equals: Remaining Available Funds before Servicer Advance			1,472,502.16
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,472,502.16
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			24,965,133.49

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)			7,772,021.01
81	Initial Reserve Account Balance			1,554,404.20
82	Beginning Reserve Account Balance			7,772,021.01
83	Plus: Net Investment Income for the Collection Period			198.09

84	Subtotal: Reserve Fund Available for Distribution			7,772,219.10
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,772,219.10
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			198.09

89	Equals: Ending Reserve Account Balance			7,772,021.01

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,668,863,510	357,214,824
92	Number of Current Contracts		72,760	38,406
93	Weighted Average Loan Rate		3.00%	2.69%
94	Average Remaining Term		57.2	24.7
95	Average Original Term		62.3	64.8
96	Monthly Prepayment Rate			1.26%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		38	559,499.23
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			221,880.38

100	Net Principal Losses for Current Collection Period		38	337,618.85

101	Beginning Net Principal Losses		908	9,254,639.44
102	Net Principal Losses for Current Collection Period		38	337,618.85

103	Cumulative Net Principal Losses		946	9,592,258.29

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)			0.57%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	98.67%	38,008	352,460,940.62
106	31 - 60 Days Delinquent	1.12%	341	4,016,325.91
107	61 - 90 Days Delinquent	0.21%	57	737,557.16

108	Total	100.00%	38,406	357,214,823.69

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month